INTERIM CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 10,280	$ 90,597
Short-term bank deposits	75,338	45,759
Investment in marketable securities	39,682	9,284
Accounts receivable	680	0
Other accounts receivable and prepaid expenses	3,429	2,382
Total current assets	129,409	148,022
NON-CURRENT ASSETS:
Restricted long-term bank deposit	448	410
Long-term prepaid expenses	1,314	1,293
Severance pay fund	4,082	3,643
Operating lease right to use asset	2,422	2,521
Property and equipment, net	690	681
Total non-current assets	8,956	8,548
Total assets	138,365	156,570
CURRENT LIABILITIES:
Trade payables	2,155	2,353
Deferred revenues	11,456	10,970
Current maturity of operating lease liability	623	521
Accrued expenses	5,255	5,676
Employees and related accruals	3,144	3,050
Total current liabilities	22,633	22,570
NON- CURRENT LIABILITIES:
Deferred revenues	20,360	24,943
Operating lease liability	2,400	2,439
Accrued severance pay	4,238	3,887
Total non-current liabilities	26,998	31,269
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized on June 30, 2026, and December 31, 2025; 94,724,146 and 94,553,191 shares issued and outstanding on June 30, 2026, and December 31, 2025, respectively	262	262
Additional paid-in capital	556,593	555,876
Accumulated other comprehensive income (loss)	(31)	8
Accumulated deficit	(468,090)	(453,415)
Total shareholders' equity	88,734	102,731
Total liabilities and shareholders' equity	$ 138,365	$ 156,570